PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 1,420,881	$ 1,329,549
Less: accumulated depreciation	(511,645)	(245,218)
Property and equipment, net	909,236	1,084,331
Depreciation expense	236,059	202,024	$ 25,285
Property
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	838,798	785,470
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	373,966	350,191
Office equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	139,848	130,957
Electronic equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 68,269	$ 62,931